INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 1,600
Operating loss carryforwards for state and local income tax	$ 2,200	$ 1,500